SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments
Plant, equipment and mining properties - Mexico	$ 35,239	$ 36,484
Plant, equipment and mining properties - Canada	419	2,259
Total plant, equipment and mining properties	$ 35,658	$ 38,743